Related party transactions	9 Months Ended
Sep. 30, 2026
Disclosure of transactions between related parties [abstract]
Related party transactions
20. Related party transactions
Related Party relationships with shareholders with significant influence
Keith Liddell, Chris von Christierson, and Peter Smedvig are the founding shareholders of Lifezone.
The Liddell family holdings are in aggregate approximately 25.9% of all outstanding Lifezone Metals shares as of September 30, 2026, making Keith Liddell and members of his immediate family related parties with significant influence over the affairs of Lifezone. Keith Liddell is a director of three group companies and is the Chairman of Lifezone Metals. Mr. Liddell is also retained as a consultant to provide metallurgical engineering services to Lifezone in matters related to metals recovery and the design, engineering, commissioning, and operation of Lifezone’s metals and minerals projects. Keith Liddell is the father of Simon Liddell who is employed by Lifezone Asia-Pacific Pty Ltd. Keith Liddell holds his shares jointly with his wife, Shelagh Jane Liddell, who has never had any commercial agreement with Lifezone.
The holdings in trusts where family members of Chris von Christierson are beneficiaries are classified as true trust holdings managed by professional trustees, making Chris von Christierson and close family members non-related parties.
Lifezone has no commercial relationships with Peter Smedvig beyond his shareholding in Lifezone and no compensation or transfer of resources took place during the reporting period with Peter Smedvig and known family members.
Directors’ fees
Lifezone Metals has a director service contract with Keith Liddell, as a director of Lifezone Metals. For the nine months ended September 30, 2026, Keith Liddell was paid $86,777 (nine months ended September 30, 2025: $68,750). For the three months ended September 30, 2026, Keith Liddell was paid $31,777 (three months ended September 30, 2025: $22,000).

Remuneration of key management personnel

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Salary, wages and consultancy fees [1]	995,080	883,834	2,972,188	2,668,078
Bonuses [1]	-	-	308,314	-
Post-employment benefits (pensions)	59,633	59,189	154,927	144,700
Remuneration of key management personnel	1,054,713	943,023	3,435,429	2,812,778
[1] The amounts disclosed include expenses incurred during the reporting period in connection with the employment of and consulting agreements entered into with key management personnel.
On September 24, 2026, as part of a wider retention incentive program, Lifezone granted cash-settled retention incentive awards to members of key management personnel with an aggregate value of $2.6 million. The awards are payable in two equal tranches: on achievement of the Milestone (as defined below), and on its first anniversary. The Milestone is defined as the earlier of (i) a Final Investment Decision on the Kabanga Nickel Project, including the raising of aggregate funding of at least $250 million, and (ii) a sale of the Kabanga Nickel Project. Payment of each tranche is also conditional on the recipient remaining employed by, or engaged to provide services to, the Company on the relevant payment date. The cost of the awards will be recognized over the service period to each payment date. No liability was recognized as at September 30, 2026, as the amount attributable to the period from the grant date to September 30, 2026 was immaterial.
Share-based payments to key management personnel

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Share-based payment - share options	843,185	551,557	1,770,102	551,557
Share-based payment - restricted stock units	321,528	-	1,645,653	-
Total	1,164,713	551,557	3,415,755	551,557
Share-based payment compensation represents the expenses recognized during the period in respect of equity-settled share-based payment awards granted to key management personnel, measured at fair value at the grant date and recognized over the applicable vesting periods in accordance with IFRS 2. Further details of the share-based payment arrangements, including the terms and conditions of the awards, are disclosed in Note 23. The amounts disclosed in the above table are the expenses recognized during the reporting period for the key management personnel listed below.

Name	Position
Keith Liddell	Chairman
Chris Showalter	Chief Executive Officer
Ingo Hofmaier	Chief Financial Officer
Dr. Michael Adams	Chief Technology Officer
Gerick Mouton	Chief Operating Officer
Benedict Busunzu	TNCL Chief Executive Officer
Spencer Davis	Chief Legal Officer
Anthony von Christierson	Senior Vice President: Commercial and Business Development
Evan Young	Former Senior Vice President: Investor Relations and Capital Markets (resigned January 23, 2026)
Transactions with family members and entities controlled by Key Management Personnel
Simon Liddell (the son of Keith Liddell) is an employee of Lifezone Asia-Pacific Pty Ltd. He is Vice President Mining and has extensive underground mining experience, having joined from Gold Fields in Australia in 2022.

Lifezone has a commercial agreement with Airvolution Co. Limited, an entity controlled by Dr. Michael Adams, with effect from July 1, 2022. Jonathan Adams (the son of Dr. Michael Adams) is a Senior Metallurgist at Lifezone.
Lifezone has a commercial agreement with NewVision Metals PTE. Limited, an entity controlled by Gerick Mouton, with effect from June 2, 2022.
Lifezone has a commercial agreement with Keith Liddell. Details of transactions of the above can be found in the following sections.
Transactions with related party entities providing consultancy to Lifezone:

		Three Months Ended September 30,		Nine Months Ended September 30,
Consultant fees		2026	2025	2026	2025
Engagement Party	Related Person	$	$	$	$	Commenced
Airvolution Co. Limited	Dr. Michael Adams	125,001	108,334	424,832	333,336	July 1, 2022
Keith Liddell	Keith Liddell	173,295	138,645	531,951	380,115	July 7, 2023
NewVision Metals PTE. Limited	Gerick Mouton	116,956	97,370	388,704	299,600	June 2, 2022
Total		415,252	344,349	1,345,487	1,013,051

Fair value of stock options granted
Dr. Michael Adams	Dr. Michael Adams	-	384,393	393,479	384,393	July 1, 2022
Gerick Mouton	Gerick Mouton	-	345,493	353,659	345,493	June 2, 2022
Total		-	729,886	747,138	729,886

Total compensation		415,252	1,074,235	2,092,625	1,742,937

Total remuneration	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Simon Liddell	91,601	72,444	267,454	194,766
Jonathan Adams	48,992	45,032	138,101	110,023
Total	140,593	117,476	405,555	304,789

Fair value of stock options granted
Simon Liddell	-	86,916	98,440	86,916
Jonathan Adams	-	13,337	15,104	13,337
Total	-	100,253	113,544	100,253

Related party payables

	September 30, 2026	December 31, 2025
	$	$
Keith Liddell	78,761	-
NewVision Metals PTE. Limited	56,309	41,667
Airvolution Co. Limited	41,666	47,075
	176,736	88,742
Related party payables relate to services invoiced by Keith Liddell, Airvolution Co. Limited and NewVision Metals PTE Limited to Lifezone that remained outstanding as at the reporting date.